Stock Options (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Options Outstanding

Information with respect to options outstanding is summarized as follows:

Schedule of Options Outstanding

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	1,995,000	$1.00	$1,995,000
Granted - under the Plan	25,000
Exercised	-
Cancelled	(1,072,816)
Outstanding as of December 31, 2021	947,184	$1.00	$947,184
Granted - under the Plan	577,000
Exercised	(7,500)
Cancelled	(485,684)
Outstanding as of December 31, 2022	1,031,000	$1.00	$1,031,000
Options exercisable as of December 31, 2022	567,581	$1.00	$567,581

Schedule of Fair Value of Stock Options

The fair value of the Company’s previous stock options was estimated assuming no expected dividends and the following weighted average assumptions:

Schedule of Fair Value of Stock Options

	2022	2021
Expected life in years	5.89	6.08
Risk-free interest rate	0.55%	0.49%
Expected dividend yield	0.00%	0.00%
Expected volatility	32%	60%